091-08879fm

For Internal Use Only Sec File No. 9-	Submit 1 Original and 4 copies	OMB APPROVAL OMB Number: 3235-0504 Expires July 31, 2004 Estimated average burden hours per response. . 2.00

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10047512

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUL 23 2010
DIVISION OF TRADING & MARKETS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
AMENDED FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
EDGA Exchange, Inc

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
BlackRock Fund Advisors

3. Class of New Derivative Securities Product:
Portfolio Depositary Receipt

4. Name of Underlying Instrument:
MUAA: S&P AMT-Free Municipal Series 2012 Index; MUAB: S&P AMT-Free Municipal Series 2013 Index; MUAC: S&P AMT-Free Municipal Series 2014 Index; MUAD: S&P AMT-Free Municipal Series 2015 Index; MUAE: S&P AMT-Free Municipal Series 2016 Index; MUAF: S&P AMT-Free Municipal Series 2017 Index; MUB: S&P National Municipal Bond Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
The 7 indexes referred to in item 4 above are Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:
MUAA, MUAB, MUAC, MUAD, MUAE, MUAF, MUB

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
MUAA: OTC US; MUAB: OTC US; MUAC: OTC US; MUAD: OTC US; MUAE: OTC US; MUAF: OTC US; MUB: OTC US

8. Settlement Methodology of New Derivative Securities Product:
T+3, Physical Settlement

9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:	**Eric W Hess**
Title:	**General Counsel**
Telephone Number:	**201-942-8239**
Manual Signature of Official Responsible for Form:	EH
Date:	**22-Jul-10**

Act	**Securities Exchange Act of 1934**
Section	**19b-4**
Rule	**19b-4(e)**
Public Availability:	JUL 23 2010